Parent Company Statements - Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Other assets	$ 489,439	$ 506,046
Total assets	7,003,256	6,638,347	6,642,803
Liabilities:
Subordinated notes	45,000	80,250
Other liabilities	68,076	63,786
Total liabilities	6,304,658	5,986,600
Total liabilities and shareholders’ equity	7,003,256	6,638,347
Parent Company
Assets:
Cash	98,671	106,942	98,726	134,650
Investment in subsidiaries	601,912	582,992
Debentures receivable from PNB	25,000	25,000
Other investments	2,344	2,297
Other assets	23,260	21,984
Total assets	751,187	739,215
Liabilities:
Subordinated notes	45,000	80,250
Other liabilities	7,589	7,218
Total liabilities	52,589	87,468
Total shareholders’ equity	698,598	651,747
Total liabilities and shareholders’ equity	$ 751,187	$ 739,215